INCOME TAXES (Details 3) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets:
Tax loss carryforwards	$ 2,126	13,244	9,880
Valuation allowance	(2,126)	(13,244)	(9,880)
Net deferred tax asset	0	0	0
Deferred tax liabilities:
Intangible assets		(21,254)	(25,427)
Net deferred tax liability		(21,254)	(25,427)